Document And Entity Information	Jan. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	ACCURAY INCORPORATED
Entity Central Index Key	0001138723
Entity Emerging Growth Company	false
Entity File Number	001-33301
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8370041
Entity Address, Address Line One	1310 Chesapeake Terrace
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	716-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ARAY
Security Exchange Name	NASDAQ